12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)					12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Mineral exploration expenses related to depreciation					$ 23,796	$ 21,520	$ 14,240
Equipment purchased and financed with long-term loan	[1]				0	40,490	0
Reimbursements from optionees related to the fair value of common shares					0	0	194,040
Reclassified from equity reserves to share capital					0	0	437,900
Share issue costs related to the issue of finder's options					$ 0	$ 0	$ 47,540
Share issue costs included in accounts payable and accrued liabilities		$ 3,311	$ 0	$ 0
Share issue costs included in Due to related parties		$ 32,000	$ 0	$ 0

[1]	See Note 9